Note 4 - Advances for Vessels Under Construction - Summary of Vessels Under Construction (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Balance, January 1, 2024	$ 7,188,614	$ 0
Advances for vessels under construction	7,183,182	7,188,614
Other costs capitalized related to the construction	14,764
Balance, December 31, 2024	$ 14,386,560	$ 7,188,614